Accounts and notes receivable, net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Accounts and notes receivable	¥ 81,550	$ 12,797	¥ 88,706
Less: allowance for doubtful accounts	(37,690)	(5,914)	(43,820)
Total accounts and notes receivable, net	¥ 43,860	$ 6,883	¥ 44,886